Secured Loan and Credit Facilities (Details) (USD $)			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Long-term Debt - Additional Information	Dec. 31, 2012 Long-term Debt - Additional Information	Dec. 31, 2011 Long-term Debt - Additional Information	Dec. 31, 2010 Long-term Debt - Additional Information	Sep. 30, 2012 Long-term Debt - Additional Information	Dec. 31, 2012 Innovation Holdings S.A.	Dec. 24, 2012 Innovation Holdings S.A.
Debt Instrument [Line Items]
Additional paid-in capital	$ 460,094,256	$ 447,618,572					$ 10,000,000
Additional paid-in capital period			90
Common stock - shares issued								4,901,961	4,901,961
Interest and finance costs				5,673,906	7,105,730	8,994,169
Capitalized interest				$ 611,655	$ 260,118	$ 0
Weighted average interest rate			2.76%	2.76%	2.64%	2.50%